Provisions and contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Provisions and contingencies (Details) [Line Items]
Labor and civil litigation	$ 76
Tax litigation			$ 368
Total balance	62
Proposed sanction amount	1,087
Softcaps legal proceedings [Member]
Provisions and contingencies (Details) [Line Items]
Labor and civil litigation		$ 459
Legal proceedings of Industrias Kadima [Member]
Provisions and contingencies (Details) [Line Items]
Tax litigation		347
Procaps legal proceedings [Member]
Provisions and contingencies (Details) [Line Items]
Total balance		$ 42
Rymco Medical legal proceedings [Member]
Provisions and contingencies (Details) [Line Items]
Transfer pricing			$ 354
Contingencies [Member]
Provisions and contingencies (Details) [Line Items]
Proposed tax charge amount	$ 348